Goodwill And Intangible Assets - Goodwill And Customer Relationship (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Jan. 01, 2022 SGD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 2,924	$ 2,052	$ 2,706
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		2,924		2,924	$ 0
Recognition on acquisition of subsidiary	$ 2,924	2,924
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0		(218)	0
Amortization for the year	(218)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,057		1,057
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,057		1,057
Recognition on acquisition of subsidiary	1,057	1,057
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization for the year
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,867		1,649
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,867		1,867	0
Recognition on acquisition of subsidiary	1,867	1,867
Customer relationships [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 0		$ (218)	$ 0
Amortization for the year	$ (218)